Expense Example - Voya Inflation Protected Bond Plus Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 320
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,110
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	257
Expense Example, with Redemption, 10 Years	578
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	$ 1,177